SHORT-TERM INVESTMENTS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
SHORT-TERM INVESTMENTS
Schedule of Short-Term Investments

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Wealth management products	884,996	812,225

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Wealth management products	884,996	2,764,368